Note 12 - Intangible Assets, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of Intangible Assets	$ 698,000	$ 6,000	$ 1,337,000	$ 25,000